[LOGO OMITTED]

                           MFG LOW CARBON GLOBAL FUND
                       Institutional Class Shares: MGEGX
                          Service Class Shares: MGKGX
                             Class Y Shares: MGYGX




--------------------------------------------------------------------------------
                               SUMMARY PROSPECTUS
                                January 28, 2018
--------------------------------------------------------------------------------

                      The Advisors' Inner Circle Fund III





Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.mfgam.com.au/investment-strategies/ mfg-global-low-carbon/mutual-fund/. You can also get this information at no cost by calling (844) 758-3753, by sending an e-mail request to MFGFunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated January 28, 2018, as they may be amended from time to time, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

MFG LOW CARBON GLOBAL FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The MFG Low Carbon Global Fund (the "Low Carbon Global Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term within a low carbon framework, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
 if shares redeemed have been held for 30 days or less)                    2.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 INSTITUTIONAL               SERVICE
                                                 CLASS SHARES              CLASS SHARES          CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------------
Management Fees                                          0.80%                       0.80%                0.80%
-----------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                  None                        None                0.25%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses                                           3.26%                       3.41%                3.41%
                                                         -----                       -----                -----
-----------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees                 None                       0.15%                 0.15%
-----------------------------------------------------------------------------------------------------------------------
     Other Operating Expenses(1)               3.26%                       3.26%                 3.26%
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     4.06%                       4.21%                4.46%
-----------------------------------------------------------------------------------------------------------------------
Less Fee Reductions and/or Expense
 Reimbursements(2)                                      (3.26)%                     (3.26)%              (3.26)%
                                                        -------                     -------              -------
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
 After Fee Reductions and/or Expense
 Reimbursements                                          0.80%                       0.95%                1.20%
-----------------------------------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of each of the Fund's share classes until January 31, 2019 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                     1 YEAR            3 YEARS
--------------------------------------------------------------------------------
Institutional Class Shares             $82               $936
--------------------------------------------------------------------------------
Service Class Shares                   $97               $980
--------------------------------------------------------------------------------
Class Y Shares                        $122             $1,053
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended September 30, 2017, it does not have portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in equity securities of issuers listed on U.S. and international stock markets. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. Under normal circumstances, the Fund invests in at least three countries, including the United States, and invests at least 40% (or, if conditions are not favorable, at least 30%) of its assets in non-U.S. companies. The Fund considers a "non-U.S. company" to be a company:
(a) that is organized under the laws of a non-U.S. country; (b) whose principal trading market is in a non-U.S. country or (c) that has a majority of its assets, or that derives a significant portion of its revenue or profits from businesses, investments or sales, outside of the United States. The Fund may invest in forward foreign currency contracts for currency hedging purposes and swaps to gain or hedge exposure to equity securities or stock markets. The Fund also may, but does not currently intend to, purchase or sell futures contracts and engage in short sales on exchange traded funds to reduce risks associated with the Fund's investments. The Fund may hold up to 20% of its net assets in cash.

The Fund seeks to achieve its investment objective through an integrated investment approach that incorporates four key elements:

1.   Industry and company research.

     The Adviser employs a bottom-up analytical approach that involves an assessment of a company's competitive advantages resulting in a quality rating determined by the Adviser's investment committee and a valuation of the company based on the Adviser's financial forecasts for a company. The Adviser determines a company's quality rating based on its analysis of a number of assessed criteria, including for example, the company's sustainable competitive advantage, return on invested capital, operating and financial leverage, predictability of cash-flows and earnings, management and board track record on deployment of capital, growth potential, as well as environmental, social and governance issues.

2.   Macroeconomic research.

     The Adviser undertakes macroeconomic research and incorporates its assessment of macroeconomic related risk in overall portfolio decisions.

3.   Portfolio construction.

     The Adviser designs the Fund's portfolio to have lower historical volatility than that exhibited by world equity markets, as measured against the MSCI World Index, and incorporates portfolio risk controls that limit total exposure to individual investments or investments in aggregate that, in the Adviser's opinion, would lead to a concentration of risk.

4.   Low carbon framework.

     The Adviser incorporates a proprietary low carbon emissions overlay into portfolio construction by (a) screening out companies based on their carbon emissions intensity, which is based on their carbon emissions per unit of revenue, with the screening threshold based on globally agreed upon climate goals, (b) limiting the portfolio's weighted average carbon emissions intensity through a carbon emissions intensity cap and (c) excluding companies with fossil fuel exposures or interests, for example, companies engaged in the extraction, storage and transportation of fossil fuels. The Adviser may adjust its framework over time as carbon reduction goals evolve or as it otherwise deems appropriate.

The portfolio is designed to consist of securities of 20-50 companies that the Adviser believes are of high quality and incorporates a proprietary low carbon emissions overlay into its construction. The Adviser believes high quality companies are those that tend to be market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

DERIVATIVES RISK -- The Fund's use of futures contracts, forwards contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and swaps is also subject to counterparty risk and valuation risk. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

LOW CARBON STRATEGY RISK -- In pursuing its low carbon emissions strategy, there is a risk that the Fund may invest in companies that underperform the equity markets or other companies in a portfolio that does not employ such a strategy.

MARKET RISK -- The market value of the securities in which the Fund invests may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SHORT SALES RISK -- A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund's share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

LARGE PURCHASE AND REDEMPTION RISK -- Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling (844) 758-3753.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

MFG Asset Management

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Domenico Giuliano, Deputy Chief Investment Officer and Portfolio Manager, is expected to manage the Fund upon its inception.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.

To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of the Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of the Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through Individual Retirement Accounts ("IRAs")) and $50 for Class Y Shares. As of the date of this prospectus, shares of the Fund are not available for purchase.

The Fund may accept investments of smaller amounts in its sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Fund directly by mail at MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at (844) 758-3753.

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
--------------------------------------------------------------------------------

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distributions will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                                                 MFG-SM-001-0200